(10) DEFERRED TAX ASSETS AND LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Profit or loss	R$ 2,748,297	R$ 2,165,995	R$ 1,243,042
Revenue	29,932,474	28,136,627	26,744,905
Tax benefit	45,257	45,778
Non-recognized tax credits on tax loss carryforwards	82,573
CPFL Renovaveis [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Profit or loss	96,628
Revenue	1,928,011	1,936,319	R$ 1,959,084
Non-recognized tax credits on tax loss carryforwards	748,435
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Non-recognized tax credits on tax loss carryforwards	71,894
Sul Geradora Participacoes S.A. ("Sul Geradora") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Non-recognized tax credits on tax loss carryforwards	72,711
CPFL Telecom S.A ("CPFL Telecom") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Profit or loss	113
Non-recognized tax credits on tax loss carryforwards	32,978
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Non-recognized tax credits on tax loss carryforwards	6,188
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Non-recognized tax credits on tax loss carryforwards	2,467
Deferred Income Tax And Social Contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Profit or loss	129,671
Revenue		31,863
Income Tax And Social Contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiessLineItems [Line Items]
Revenue		R$ 112,491
Expense	R$ 49,703